INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Inventories by Major Category

	December 31,
(Dollars in thousands)	2012	2011
Raw materials	$25,747	$27,953
Woodyard logs	5,942	5,931
Work-in-process	17,629	19,120
Finished goods	55,909	87,585
Replacement parts and other supplies	26,240	26,287
Inventories	$131,467	$166,876